Stockbased Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2010
Stock-based Compensation Expense Tables [Abstract]
Components of pre-tax stock-based compensation expense

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2010	2009	2008

Stock Option Awards	$48.7	$41.6	$35.6
Restricted share/Unit Awards	33.1	25.4	20.8

Total Stock-based Compensation Expense	$81.8	$67.0	$56.4

Allocation of stock-based compensation period costs

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2010	2009	2008

Cost of Revenues	$5.9	$6.1	$4.1
Selling, General and Administrative Expenses	74.1	58.8	50.7
Research and Development Expenses	1.8	2.1	1.6

Total Stock-based Compensation Expense	$81.8	$67.0	$56.4

Weighted average assumptions used in the Black-Scholes option pricing model

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2010	2009	2008

Expected Stock Price Volatility	32%	31%	22%
Risk Free Interest Rate	2.0%	2.2%	2.4%
Expected Life of Options (years)	4.1	3.8	4.4
Expected Annual Dividend per Share	$—	$—	$—

Summary of option activity

       A summary of option activity as of December 31, 2010 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2007	15.3	$33.99
Granted	4.4	55.23
Exercised	(3.2)	26.95
Canceled / Expired	(0.4)	48.47

Outstanding at December 31, 2008	16.1	40.72
Granted	7.3	37.45
Exercised	(1.7)	31.77
Canceled / Expired	(1.8)	50.43

Outstanding at December 31, 2009	19.9	39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15	4.5

Vested and Unvested Expected to Vest at
December 31, 2010	20.4	42.03	4.4	$273.6

Exercisable at December 31, 2010	10.8	39.73	3.3	$169.8

(a)       Market price per share on December 31, 2010 was $55.36. The intrinsic value is zero for options with exercise prices above the market price.

Summary of restricted share/unit activity

       A summary of the status of the company's restricted shares/units as of December 31, 2010 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2007	791	$46.55
Granted	397	55.09
Vested	(374)	44.68
Forfeited	(19)	51.87

Unvested at December 31, 2008	795	47.80
Granted	1,475	39.76
Vested	(436)	46.34
Forfeited	(163)	43.59

Unvested at December 31, 2009	1,671	41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05